DERIVATIVE INSTRUMENTS (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2014
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ 165
Net Deferred Gain Loss Associated With Cash Flow Hedges Recorded In Other Comprehensive Income		$ 2,002	$ 127
Derivatives Contracts Outstanding		$ 41,070	$ 43,500